Earnings Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Common Share [Abstract]
Earnings Per Common Share
10.	Earnings Per Common Share:

The computation of earnings per share is based on the weighted average number of common shares outstanding during that period and gives retroactive effect to the shares issued in connection with the Spin-Off. All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted earnings per share for the years ended December 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
Net Income	6,631	5,944	2,645
Weighted average common shares outstanding, basic and dilutive	13,065	13,065	53,907
Earnings per share, basic and diluted	507.54	454.96	49.07

For the years ended December 31, 2023, and 2024 there were no dilutive shares. For the year ended December 31, 2025, 2,230 dilutive shares calculated with the treasury stock method are not included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.